DERIVATIVES AND HEDGING ACTIVITES (Schedule of Fair Value of Company's Outstanding Derivative Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivatives designated as hedging instruments:
Foreign exchange forward contracts and other derivatives - Prepaid expenses and other current assets	$ 125	$ 242
Foreign exchange forward contracts and other derivatives - Accrued expenses and other liabilities	84	214
Foreign exchange forward contracts and other derivatives - Accumulated other comprehensive income	36
Derivatives not designated as hedging instruments
Foreign exchange forward contracts and other derivatives - Prepaid expenses and other current assets	20
Cross currency SWAP - Prepaid expenses and other current assets	$ 973	$ 366